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                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT D
                              SELECT RESERVE(SM)
           COMBINATION FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS
                       SUPPLEMENT DATED AUGUST 28, 1998
                                      TO
             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1998



The name "American General Independent Producer Division," which appears under "SERVICES" on page three has been changed to "American General Life Companies." The acronym "AGIPD," which appears under "SERVICES" has been changed to "AGLC."